Other Commitments and Contingencies, Concentrations and Factors That May Affect Future Operations	12 Months Ended
Mar. 31, 2014
Other Commitments and Contingencies, Concentrations and Factors That May Affect Future Operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments

Commitments outstanding as of March 31, 2014 for the purchase of property, plant and equipment and other assets totaled ¥79,294 million.

Guarantees

Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and as of March 31, 2014, range from 1 month to 35 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments.

The maximum potential amount of future payments as of March 31, 2014 is ¥2,097,151 million. Liabilities for guarantees totaling ¥6,426 million have been provided as of March 31, 2014. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.

Legal Proceedings

Product Recalls

From time-to-time, Toyota issues vehicle recalls and takes other safety measures including safety campaigns relating to its vehicles. In November 2009, Toyota announced a safety campaign in North America for certain models of Toyota and Lexus vehicles related to floor mat entrapment of accelerator pedals, and later expanded it to include additional models. In January 2010, Toyota announced a recall in North America for certain models of Toyota vehicles related to sticking and slow-to-return accelerator pedals. Also in January 2010, Toyota recalled in Europe, China and other regions certain models of Toyota vehicles related to sticking accelerator pedals. In February 2010, Toyota announced a worldwide recall related to the software program that controls the antilock braking system in certain vehicle models including the Prius. Set forth below is a description of the remaining claims, lawsuits and government investigations involving Toyota in the United States relating to these recalls and other safety measures.

Class Action and Consolidated Litigation

Approximately 200 putative class actions and more than 500 individual product liability personal injury cases have been filed since November 2009 alleging that certain Toyota, Lexus and Scion vehicles contain defects that lead to unintended acceleration. All of the class actions and many of the product liability personal injury, warranty and lemon law cases were consolidated either in a consolidated action in the United States District Court for the Central District of California or in a consolidated action in California state court.

In December 2012, Toyota and the plaintiffs announced that they had reached an agreement to settle the economic loss claims in the consolidated federal action. In fiscal 2013, Toyota recorded a $1.1 billion pre-tax charge against earnings to cover the estimated costs of this economic loss resolution and other potential recall-related resolutions. In July 2013, the court signed the order and judgment granting final approval of the settlement and dismissing the economic loss cases. Various objectors appealed the court’s rulings, but all of these appeals have been dismissed and the settlement is final.

Although the settlement does not cover product liability personal injury claims in the consolidated federal action or pending in various state courts in the United States, the judges overseeing the federal and California consolidated actions have approved an Intensive Settlement Process (“ISP”) for the product liability personal injury claims in those actions. Under the ISP, all cases are stayed pending completion of a process to assess whether they can be resolved on terms acceptable to the parties. Cases not resolved after completion of the ISP will then proceed to discovery and toward trial.

Beginning in February 2010, Toyota was sued in approximately 20 putative class actions alleging defects in the antilock braking system in various hybrid vehicles that cause the vehicles to fail to stop in a timely manner when driving in certain road conditions. These cases were consolidated into two actions, one in the United States District Court for the Central District of California and one in the Los Angeles County Superior Court. In January 2013, the Court in the federal case issued an order denying the plaintiff’s motion for class certification and granting summary judgment in favor of Toyota on the claims of the principal named plaintiff for the cases relating to recalled vehicles. In July 2013, the court denied the motion for class certification for claims related to vehicles that were not recalled, and that ruling has been appealed.

While Toyota has resolved or is attempting to resolve many of the outstanding matters, Toyota believes that it has meritorious defenses to all of them and will vigorously defend those matters not resolved.

Government Investigations

In February 2010, Toyota received a subpoena from the U.S. Attorney for the Southern District of New York and a voluntary request and subpoena from the SEC primarily seeking documents related to unintended acceleration and certain financial records. This began as a coordinated investigation and has included interviews of Toyota and non-Toyota witnesses, as well as production of documents. In March 2014, Toyota announced that it entered into a deferred prosecution agreement (“DPA”) with the U.S. Attorney’s Office for the Southern District of New York to resolve its investigation. The matter was resolved pursuant to the DPA, which provided for a $1.2 billion payment to the U.S. government, and Toyota recorded a $1.2 billion charge against earnings in fiscal 2014. The agreement also provides for an independent monitor to review and assess policies and procedures relating to Toyota’s safety communications process, its process for sharing vehicle accident information internally and its process for preparing and sharing certain technical reports. In April 2014, the staff of the SEC notified Toyota that it has concluded its investigation and it does not intend to recommend that the SEC institute an enforcement action regarding this matter.

Beyond the amounts accrued for the recall-related matters, Toyota is unable to estimate a range of reasonably possible loss, if any, for the other recall-related matters because (i) many of the proceedings are in evidence gathering stages, (ii) significant factual issues need to be resolved, (iii) the legal theory or nature of the claims is unclear, (iv) the outcome of future motions or appeals is unknown and/or (v) the outcomes of other matters of these types vary widely and do not appear sufficiently similar to offer meaningful guidance. Toyota continues to evaluate these matters and expects that it may have resolution discussions from time to time in some of them. Although Toyota cannot estimate a reasonable range of loss based on currently available information, the resolution of the above-mentioned matters could have an adverse effect on Toyota’s financial position, results of operations or cash flows.

Other Proceedings

Toyota has various other legal actions, other governmental proceedings and other claims pending against it, including other product liability claims in the United States. For the same reasons discussed above relating to the recall-related legal proceedings, Toyota is unable to estimate a range of reasonably possible loss, if any, beyond the amounts accrued, with respect to these other proceedings. Based upon information currently available to Toyota, however, Toyota believes that its losses from these matters, if any, would not have a material adverse effect on Toyota’s financial position, results of operations or cash flows.

Environmental Matters and Others

In October 2000, the European Union brought into effect a directive that requires member states to promulgate regulations implementing the following: (i) automotive manufacturers shall bear all or a significant part of the costs for taking back end-of-life vehicles sold after July 1, 2002 and dismantling and recycling those vehicles. Beginning January 1, 2007, this requirement became applicable to vehicles sold before July 1, 2002 as well; (ii) automotive manufacturers may not use certain hazardous materials in vehicles sold after July 1, 2003; (iii) certified vehicles models sold after December 15, 2008 shall be re-usable and/or recyclable to a minimum of 85% by weight per vehicle and shall be re-usable and/or re-use as material or energy to a minimum of 95% by weight per vehicle; and (iv) end-of-life vehicles must meet actual re-use and/or recycling of 80% and re-use and/or recovery of 85%, respectively, of vehicle weight by 2006, rising respectively to 85% and 95% by 2015. Laws to implement this directive came into effect in each of the European Union member states. Currently, there are uncertainties surrounding the implementation of the applicable regulations in different European Union member states, particularly regarding automotive manufacturer responsibilities and resultant expenses that may be incurred.

In addition, under this directive, the member states must take measures to ensure that car manufacturers, distributors and other auto-related economic operators establish adequate used vehicle collection and treatment facilities and to ensure that hazardous materials and recyclable parts are removed from vehicles prior to shredding. This directive impacts Toyota’s vehicles sold in the European Union. Toyota accommodated, in offering its products, any measures the European Union member states will choose to take in order to comply with this directive.

Based on the legislation that has been enacted to date, Toyota has provided for its estimated liability related to covered vehicles in existence as of March 31, 2014. The amount of estimated liability may change depending on future legislation to be enacted and subject to other circumstances. Although Toyota does not expect its compliance with the directive to result in significant cash expenditures, Toyota is continuing to assess the impact of this future legislation on its financial position, results of operations and cash flows.

Toyota purchases materials that are equivalent to approximately 10% of material costs from a supplier which is an affiliated company.

The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2014.